LOAN PAYABLE (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	May 31, 2021	Jan. 25, 2021
IfrsStatementLineItems [Line Items]
Principal amount		$ 16,726	$ 11,712	$ 50,000
Loss recognized	$ 124,709
Debt Settlement Agreement [Member]
IfrsStatementLineItems [Line Items]
Principal amount					$ 103,924
Issuance of common stock shares					415,697
Issuance of common stock price per share					$ 0.55